Schedule of Investments
November 30, 2020
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)(a)	Value
Variable Rate Senior Loan Interests–84.28%(b)(c)
Aerospace & Defense–2.55%
Atlantic Aviation FBO, Inc., Term Loan (1 mo. USD LIBOR + 3.75%)(d)	3.90%	12/06/2025		$ 97	$ 96,233
CEP IV Investment 16 S.a.r.l. (Luxembourg), Term Loan B(e)	–	10/03/2024	EUR	68	71,002
Dynasty Acquisition Co., Inc.
Term Loan B-1 (1 mo. USD LIBOR + 3.50%)	3.72%	04/08/2026		683	638,392
Term Loan B-2 (1 mo. USD LIBOR + 3.50%)	3.72%	04/08/2026		367	343,222
Greenrock Finance, Inc., Term Loan B (3 mo. USD LIBOR + 3.50%)	4.50%	06/28/2024		302	291,443
Maxar Technologies Ltd. (Canada), Term Loan B (1 mo. USD LIBOR + 2.75%)	2.90%	10/04/2024		1,077	1,046,679
PAE Holdings Corp.
Delayed Draw Term Loan (1 mo. USD LIBOR + 4.50%)	5.25%	10/04/2027		41	40,814
Term Loan(e)	–	10/13/2027		202	201,351
Peraton Corp., Term Loan (1 mo. USD LIBOR + 5.25%)	6.25%	04/29/2024		63	62,878
Spirit Aerosystems, Inc., Term Loan B (1 mo. USD LIBOR + 5.25%)	6.00%	01/15/2025		326	330,148
TransDigm, Inc.
Term Loan E (1 mo. USD LIBOR + 2.25%)	2.40%	05/30/2025		995	967,046
Term Loan F (1 mo. USD LIBOR + 2.25%)	2.40%	12/09/2025		714	693,732
Term Loan G (1 mo. USD LIBOR + 2.25%)	2.40%	08/22/2024		2	2,221
					4,785,161
Air Transport–3.16%
American Airlines, Inc., Term Loan (1 mo. USD LIBOR + 1.75%)	1.89%	06/27/2025		298	221,615
Avolon TLB Borrower 1 (US) LLC
Term Loan B-3 (1 mo. USD LIBOR + 1.75%)	2.50%	01/15/2025		324	318,667
Term Loan B-4 (1 mo. USD LIBOR + 1.50%)	2.25%	02/10/2027		1,083	1,053,569
Term Loan B-5(e)	–	12/01/2027		524	521,633
Delta Air Lines, Inc., Term Loan B (1 mo. USD LIBOR + 4.75%)	5.75%	05/01/2023		1,369	1,385,354
Mileage Plus Holdings LLC/Mileage Plus Intellectual Property Assets Ltd., Term Loan (3 mo. USD LIBOR + 5.25%)	6.25%	06/21/2027		752	777,114
SkyMiles IP Ltd., Term Loan (1 mo. USD LIBOR + 3.75%)	4.75%	10/01/2027		724	742,019
United Airlines, Inc., Term Loan B (1 mo. USD LIBOR + 1.75%)	1.90%	04/01/2024		313	301,487
WestJet Airlines Ltd. (Canada), Term Loan B	4.00%	12/11/2026		650	613,624
					5,935,082
Automotive–4.30%
Belron Finance US LLC, Incremental Term Loan (1 mo. USD LIBOR + 2.50%)	2.46%	10/30/2026		60	58,171
Ford Motor Co., Delayed Draw Term Loan(d)(e)	–	12/31/2022		878	838,675
Garrett Borrowing LLC
DIP Term Loan(d)(f)	5.50%	03/31/2021		435	437,433
Term Loan A(e)(f)	–	09/27/2023	EUR	214	246,851
Term Loan B(e)(f)	–	09/27/2025		342	335,452
Goodyear Tire & Rubber Co. (The), Second Lien Term Loan (3 mo. USD LIBOR + 2.00%)	2.15%	03/03/2025		261	256,766
Highline Aftermarket Acquisition LLC
Delayed Draw Term Loan (1 mo. USD LIBOR + 4.50%)(d)	0.00%	10/28/2027		214	213,560
Term Loan(e)	–	10/28/2027		235	234,034
Les Schwab Tire Centers, Term Loan (1 mo. USD LIBOR + 3.50%)(d)	4.25%	10/26/2027		623	618,218
Mavis Tire Express Services Corp., Term Loan(e)	–	03/20/2025		229	227,389
Navistar, Inc., Term Loan B (1 mo. USD LIBOR + 3.50%)	3.65%	11/06/2024		919	916,359
Panther BF Aggregator 2 L.P. (Canada), Term Loan (1 mo. USD LIBOR + 3.50%)	3.65%	04/30/2026		693	687,487
Project Boost Purchaser LLC
First Lien Term Loan (1 mo. USD LIBOR + 3.50%)	3.65%	06/01/2026		188	183,885
Term Loan C(e)	–	06/01/2026		81	80,561
Superior Industries International, Inc., Term Loan (1 mo. USD LIBOR + 4.00%)	4.15%	05/22/2024		567	556,823
Tenneco, Inc., Term Loan B (1 mo. USD LIBOR + 3.00%)	3.15%	10/01/2025		1,544	1,491,212
TI Group Automotive Systems LLC
Term Loan B (1 mo. USD LIBOR + 3.75%)	4.50%	12/31/2024		8	7,953
Term Loan B (3 mo. EURIBOR + 3.75%)	4.50%	12/31/2024	EUR	13	15,763
See accompanying notes which are an integral part of this schedule.
Invesco Master Loan Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value
Automotive–(continued)
Visteon Corp., Term Loan (1 mo. USD LIBOR + 1.75%)	1.98%	03/25/2024		$ 100	$ 99,752
Wand NewCo 3, Inc., Term Loan B-1 (1 mo. USD LIBOR + 3.00%)	3.15%	02/05/2026		51	49,521
Winter Park Intermediate, Inc.
Term Loan (1 mo. USD LIBOR + 4.75%)	4.90%	04/04/2025		325	320,815
Term Loan B(e)	–	11/06/2027		184	181,489
					8,058,169
Beverage & Tobacco–0.56%
AI Aqua Merger Sub, Inc., First Lien Incremental Term Loan (3 mo. USD LIBOR + 3.25%)	4.25%	12/13/2023			839	825,581
Arctic Glacier U.S.A., Inc., Term Loan (1 mo. USD LIBOR + 3.50%)	4.50%	03/20/2024			93	80,419
Arterra Wines Canada, Inc. (Canada), Term Loan B-1(e)	–	11/19/2027			136	136,358
						1,042,358
Building & Development–1.84%
ACProducts, Inc., Term Loan B (1 mo. USD LIBOR + 6.50%)	7.50%	08/18/2025			162	165,958
American Builders & Contractors Supply Co., Inc., Term Loan (1 mo. USD LIBOR + 2.00%)	2.15%	01/15/2027			457	449,229
American Residential Services LLC, Term Loan (1 mo. USD LIBOR + 3.50%)	4.25%	10/07/2027			97	96,517
Apcoa Parking Holdings GmbH (Germany), Term Loan B (3 mo. EURIBOR + 3.25%)	3.75%	03/20/2024	EUR		147	169,466
Brookfield Retail Holdings VII Sub 3 LLC
Term Loan A-2 (3 mo. USD LIBOR + 3.00%)	3.15%	05/31/2023			7	6,246
Term Loan B (3 mo. USD LIBOR + 2.50%)	2.65%	08/27/2025			528	488,318
Quikrete Holdings, Inc., First Lien Term Loan(e)	–	11/15/2023			828	818,325
Werner FinCo L.P., Term Loan (3 mo. USD LIBOR + 4.00%)	5.00%	07/24/2024			309	309,110
White Cap Buyer LLC
Delayed Draw Term Loan(d)	0.00%	10/08/2027			193	192,526
Term Loan (1 mo. USD LIBOR + 4.00%)	4.50%	10/31/2027			758	753,082
						3,448,777
Business Equipment & Services–8.56%
Adevinta ASA (France), Term Loan B (e)	–	10/22/2027			160	159,936
Blucora, Inc., Term Loan (2 mo. USD LIBOR + 3.00%)	5.00%	05/22/2024			238	235,923
Camelot Finance L.P., Term Loan (1 mo. USD LIBOR + 3.25%)	3.15%	10/30/2026			493	488,519
Cast & Crew Payroll LLC, First Lien Term Loan (1 mo. USD LIBOR + 4.00%)	3.90%	02/09/2026			278	270,706
Change Healthcare Holdings, Inc., Term Loan (3 mo. USD LIBOR + 2.50%)	3.50%	03/01/2024			793	786,440
Checkout Holding Corp.
PIK Term Loan, 9.50% PIK Rate, 2.00% Cash Rate(g)	9.50%	08/15/2023			1,426	256,683
Term Loan (1 mo. USD LIBOR + 7.50%)	8.50%	02/15/2023			1,166	816,334
Crossmark Holdings, Inc., Term Loan (3 mo. USD LIBOR + 10.00%)	11.00%	07/26/2023			673	659,748
Dakota Holding Corp.
First Lien Term Loan B (1 mo. USD LIBOR + 3.75%)	4.75%	04/09/2027			797	796,330
Second Lien Term Loan B (1 mo. USD LIBOR + 8.00%)(d)	9.00%	03/06/2028			377	382,353
Term Loan(e)	–	03/05/2027	EUR		116	138,211
Dun & Bradstreet Corp. (The), Incremental Term Loan(e)	–	02/06/2026			196	195,352
FleetCor Technologies Operating Co. LLC, Term Loan B-3 (1 mo. USD LIBOR + 2.00%)	1.90%	08/02/2024			152	150,212
Garda World Security Corp. (Canada), Term Loan (3 mo. USD LIBOR + 4.75%)	4.91%	10/30/2026			90	89,575
Genesys Telecom Holdings, U.S., Inc., Term Loan(e)	–	10/08/2027			475	473,812
GI Revelation Acquisition LLC, First Lien Term Loan (1 mo. USD LIBOR + 5.00%)	5.15%	04/16/2025			52	51,011
GlobalLogic Holdings, Inc., Term Loan B-2 (1 mo. USD LIBOR + 3.75%)(d)	4.50%	08/13/2027			218	218,337
INDIGOCYAN Midco Ltd. (Jersey), Term Loan B(e)	–	06/23/2024	GBP		127	148,722
Inmar, Inc., First Lien Term Loan (3 mo. USD LIBOR + 4.00%)	5.00%	05/01/2024			925	897,138
iQor US, Inc.
First Lien PIK Term Loan A-1, 8.00% PIK Rate, 0.00% Cash Rate(d)(g)(h)	0.00%	04/01/2021			1,315	821,767
First Lien PIK Term Loan B, 8.00% PIK Rate, 0.00% Cash Rate(g)(h)	0.00%	04/01/2021			1,062	692,254
Second Lien PIK Term Loan, 11.75% PIK Rate, 0.00% Cash Rate(g)(h)	0.00%	04/01/2022			780	28,752
Term Loan(d)(e)	–	10/31/2025			1,013	1,003,041
KAR Auction Services, Inc., Term Loan B-6 (3 mo. USD LIBOR + 2.50%)	2.44%	09/15/2026			188	184,431
Karman Buyer Corp., Term Loan B (1 mo. USD LIBOR + 5.25%)	6.00%	10/31/2027			406	403,285
KBR, Inc., Term Loan B (1 mo. USD LIBOR + 2.75%)	2.90%	02/05/2027			243	242,030
Monitronics International, Inc., First Lien Term Loan (3 mo. USD LIBOR + 6.50%)	7.75%	03/29/2024			1,332	1,187,788
See accompanying notes which are an integral part of this schedule.
Invesco Master Loan Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value
Business Equipment & Services–(continued)
Outfront Media Capital LLC, Term Loan (1 mo. USD LIBOR + 1.75%)	1.90%	11/18/2026		$ 325	$ 315,250
PGX Holdings, Inc., Second Lien Term Loan (3 mo. USD LIBOR + 9.00%)(d)	15.75%	09/30/2024		676	219,672
Prime Security Services Borrower LLC, Term Loan B-1 (1 mo. USD LIBOR + 3.25%)	4.25%	09/23/2026		458	456,334
Solera LLC, Term Loan (3 mo. USD LIBOR + 2.75%)	2.90%	03/03/2023		635	627,950
Spin Holdco, Inc., First Lien Term Loan B-1 (3 mo. USD LIBOR + 3.25%)	4.25%	11/14/2022		1,041	1,028,997
Sportradar Capital (Luxembourg), Term Loan(e)	–	10/27/2027	EUR	74	89,088
Tech Data Corp., Term Loan (1 mo. USD LIBOR + 3.50%)	3.65%	06/30/2025		487	487,833
Ventia Deco LLC, Term Loan B (3 mo. USD LIBOR + 4.00%)	5.00%	05/21/2026		750	740,616
Verra Mobility Corp., Term Loan B-1 (1 mo. USD LIBOR + 3.25%)	3.40%	02/28/2025		233	229,518
Wash MultiFamily Acquisition, Inc.
First Lien Term Loan (1 mo. USD LIBOR + 3.25%)	4.25%	05/16/2022		64	62,857
First Lien Term Loan (1 mo. USD LIBOR + 3.25%)	4.25%	05/16/2022		10	9,739
					16,046,544
Cable & Satellite Television–6.90%
Altice Financing S.A. (Luxembourg)
Term Loan (1 mo. USD LIBOR + 2.75%)	2.89%	07/15/2025			992	957,815
Term Loan (1 mo. USD LIBOR + 2.75%)	2.90%	01/31/2026			774	748,606
Atlantic Broadband Finance LLC, Term Loan B (1 mo. USD LIBOR + 2.25%)	2.15%	01/03/2025			877	865,001
CSC Holdings LLC, Incremental Term Loan (1 mo. USD LIBOR + 2.25%)	2.39%	01/15/2026			57	55,774
ION Media Networks, Inc., Term Loan B-4 (1 mo. USD LIBOR + 3.00%)	3.19%	12/18/2024			1,032	1,028,243
Numericable-SFR S.A. (France)
Incremental Term Loan B-13 (1 mo. USD LIBOR + 4.00%)	4.24%	08/14/2026			712	705,936
Term Loan B (3 mo. USD LIBOR + 2.75%)	2.90%	07/31/2025			210	203,687
Term Loan B-12 (1 mo. USD LIBOR + 3.69%)	3.83%	01/31/2026			1,327	1,311,057
Telenet Financing USD LLC, Term Loan AR (1 mo. USD LIBOR + 2.00%)	2.14%	04/15/2028			775	761,906
UPC Financing Partnership
Term Loan AT (1 mo. USD LIBOR + 2.25%)	2.39%	04/30/2028			99	97,222
Term Loan B-1(e)	–	01/31/2029			509	504,928
Term Loan B-2(e)	–	01/31/2029			509	504,928
Virgin Media Bristol LLC (United Kingdom)
Term Loan(e)	–	01/15/2029			634	630,613
Term Loan N (1 mo. USD LIBOR + 2.50%)	2.64%	01/31/2028			1,892	1,859,639
WideOpenWest Finance LLC, Term Loan B (1 mo. USD LIBOR + 3.25%)	4.25%	08/18/2023			453	448,871
Ziggo Secured Finance Partnership, Term Loan I (1 mo. USD LIBOR + 2.50%)	2.64%	04/15/2028			2,307	2,263,075
						12,947,301
Chemicals & Plastics–3.38%
Aruba Investments, Inc.
First Lien Term Loan(e)	–	10/28/2027	EUR		70	83,282
First Lien Term Loan(e)	–	11/24/2027			196	195,690
Second Lien Term Loan(e)	–	11/24/2028			260	261,076
BASF Construction Chemicals (Germany), Term Loan (3 mo. EURIBOR + 4.50%)	4.50%	08/07/2027	EUR		52	62,798
Colouroz Investment LLC (Germany)
First Lien PIK Term Loan B-2, 0.75% PIK Rate, 5.25% Cash Rate(g)	5.25%	09/21/2023			361	335,687
First Lien PIK Term Loan C, 0.75% PIK Rate, 5.25% Cash Rate(g)	5.25%	09/21/2023			56	52,322
Emerald Performance Materials LLC, Term Loan B (1 mo. USD LIBOR + 4.00%)	5.00%	08/11/2025			96	96,299
Encapsys LLC, Term Loan B-2 (1 mo. USD LIBOR + 3.25%)	4.25%	11/07/2024			3	2,880
Ferro Corp.
Term Loan B-1 (3 mo. USD LIBOR + 2.25%)	2.47%	02/14/2024			20	19,931
Term Loan B-2 (3 mo. USD LIBOR + 2.25%)	2.47%	02/14/2024			91	90,025
Term Loan B-3 (3 mo. USD LIBOR + 2.25%)	2.47%	02/14/2024			89	88,110
Gemini HDPE LLC, Term Loan (3 mo. USD LIBOR + 2.50%)	2.72%	08/07/2024			344	337,538
H.B. Fuller Co., Term Loan (1 mo. USD LIBOR + 2.00%)	2.15%	10/20/2024			49	48,416
Hexion International Holdings B.V. (Netherlands), Term Loan B (3 mo. USD LIBOR + 3.50%)	3.73%	07/01/2026			84	83,040
Ineos US Finance LLC, Term Loan (2 mo. USD LIBOR + 2.00%)	2.15%	03/31/2024			699	686,841
Invictus US NewCo LLC, First Lien Term Loan (2 mo. USD LIBOR + 3.00%)	3.15%	03/28/2025			160	156,064
Lummus Technology, Term Loan (1 mo. USD LIBOR + 4.00%)	4.15%	06/30/2027			396	396,286
Messer Industries USA, Inc., Term Loan B-1 (3 mo. USD LIBOR + 2.50%)	2.72%	03/02/2026			784	774,004
See accompanying notes which are an integral part of this schedule.
Invesco Master Loan Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value
Chemicals & Plastics–(continued)
Oxea Corp.
Term Loan B-1(e)	–	10/11/2024	EUR	56	$ 64,901
Term Loan B-2 (1 mo. USD LIBOR + 3.50%)	3.75%	10/14/2024		$ 303	291,589
Potters Industries LLC, Term Loan B(d)(e)	–	11/19/2027		141	140,724
PQ Corp.
Term Loan B (1 mo. USD LIBOR + 3.00%)	4.00%	02/07/2027		585	585,093
Term Loan B-1 (3 mo. USD LIBOR + 2.50%)	2.46%	02/07/2027		80	78,240
Starfruit US Holdco LLC, Term Loan (1 mo. USD LIBOR + 3.00%)	3.14%	10/01/2025		1,304	1,282,766
Tronox Finance LLC, First Lien Term Loan (1 mo. USD LIBOR + 2.75%)	3.22%	09/23/2024		125	123,283
					6,336,885
Clothing & Textiles–0.41%
Mascot Bidco Oy (Finland), Term Loan B (e)	–	03/30/2026	EUR		60	68,560
Tumi, Inc., Incremental Term Loan B (1 mo. USD LIBOR + 4.50%)	5.50%	04/25/2025			713	699,249
						767,809
Conglomerates–0.23%
Safe Fleet Holdings LLC, First Lien Term Loan (1 mo. USD LIBOR + 3.00%)	4.00%	02/03/2025			457	435,520
Containers & Glass Products–1.82%
Berlin Packaging LLC, Term Loan	3.23%	11/07/2025			505	493,233
Consolidated Container Co. LLC, First Lien Term Loan (1 mo. USD LIBOR + 2.75%)	3.75%	05/22/2024			285	282,816
Flex Acquisition Co., Inc., Incremental Term Loan B (3 mo. USD LIBOR + 3.25%)	3.23%	06/29/2025			144	141,133
Fort Dearborn Holding Co., Inc., First Lien Term Loan (3 mo. USD LIBOR + 4.00%)	5.00%	10/19/2023			243	238,981
Graham Packaging Co., Inc., Term Loan (1 mo. USD LIBOR + 3.75%)	4.50%	07/29/2027			144	144,006
Hoffmaster Group, Inc., First Lien Term Loan B-1 (3 mo. USD LIBOR + 4.00%)	5.00%	11/21/2023			655	566,460
Keter Group B.V. (Netherlands), Term Loan B-1(e)	–	10/31/2023	EUR		745	872,307
Libbey Glass, Inc., Term Loan(e)	–	04/09/2021			916	152,879
Pretium PKG Holdings, Inc., Term Loan B (1 mo. USD LIBOR + 4.00%)	4.75%	10/14/2027			153	151,849
Reynolds Consumer Products LLC, Term Loan B (1 mo. USD LIBOR + 1.75%)	1.90%	01/29/2027			275	271,853
Trident TPI Holdings, Inc., Term Loan B-1 (1 mo. USD LIBOR + 3.25%)	4.00%	10/17/2024			103	101,438
						3,416,955
Cosmetics & Toiletries–0.63%
Coty, Inc., Term Loan B (1 mo. USD LIBOR + 2.25%)	2.38%	04/05/2025			1,142	1,080,339
Parfums Holding Co., Inc., First Lien Term Loan (3 mo. USD LIBOR + 4.25%)	5.00%	06/30/2024			109	107,200
						1,187,539
Drugs–0.50%
Endo LLC, Term Loan (3 mo. USD LIBOR + 4.25%)	5.00%	04/29/2024			590	574,686
Grifols Worldwide Operations USA, Inc., Term Loan B(e)	–	11/15/2027			112	110,886
Valeant Pharmaceuticals International, Inc. (Canada)
First Lien Incremental Term Loan (1 mo. USD LIBOR + 2.75%)	2.89%	11/27/2025			34	33,556
Term Loan (1 mo. USD LIBOR + 3.00%)	3.14%	06/02/2025			213	210,337
						929,465
Ecological Services & Equipment–0.24%
Patriot Container Corp., First Lien Term Loan (1 mo. USD LIBOR + 3.50%)	4.50%	03/20/2025			287	281,225
TruGreen L.P., Second Lien Term Loan (1 mo. USD LIBOR + 7.50%)(d)	9.25%	10/29/2028			174	173,432
						454,657
Electronics & Electrical–8.75%
AQA Acquisition Holding, Inc., Term Loan B (e)	–	12/01/2027			167	166,400
Barracuda Networks, Inc., Second Lien Term Loan(d)(e)	–	10/22/2028			36	36,056
Brave Parent Holdings, Inc., First Lien Term Loan (3 mo. USD LIBOR + 4.00%)	4.15%	04/18/2025			334	329,963
Cambium Learning Group, Inc., Incremental Term Loan (1 mo. USD LIBOR + 4.50%)	4.72%	12/18/2025			189	185,924
CommScope, Inc., Term Loan (1 mo. USD LIBOR + 3.25%)	3.40%	04/06/2026			434	427,360
Delta Topco, Inc.
First Lien Term Loan(e)	–	10/15/2027			830	823,767
Second Lien Term Loan(e)	–	10/07/2028			114	114,873
See accompanying notes which are an integral part of this schedule.
Invesco Master Loan Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value
Electronics & Electrical–(continued)
Devoteam (Castillon SAS - Bidco) (France), Term Loan B(e)	–	10/09/2027	EUR	70	$ 83,325
Diebold Nixdorf, Inc., Term Loan B (1 mo. USD LIBOR + 2.75%)	2.97%	11/06/2023		$ 182	175,335
E2open LLC, Term Loan(e)	–	10/29/2027		231	229,762
Finastra USA, Inc. (United Kingdom), First Lien Term Loan (3 mo. USD LIBOR + 3.50%)	4.50%	06/13/2024		624	606,765
Fusion Connect, Inc., Term Loan (3 mo. USD LIBOR + 9.50%)	11.50%	01/14/2025		218	217,834
Go Daddy Operating Co. LLC, Term Loan B (1 mo. USD LIBOR + 2.50%)	2.65%	08/12/2027		842	840,630
Hyland Software, Inc., First Lien Term Loan (1 mo. USD LIBOR + 3.25%)	4.25%	07/01/2024		331	329,684
Imperva, Inc., Term Loan (1 mo. USD LIBOR + 4.00%)	5.00%	01/10/2026		187	185,463
Internap Corp.
First Lien Term Loan (1 mo. USD LIBOR + 10.00%)	11.00%	05/08/2023		325	311,969
PIK Term Loan, 5.50% PIK Rate, 2.00% Cash Rate(d)(g)	4.00%	05/08/2025		1,004	602,387
ION Corp., Term Loan (3 mo. USD LIBOR + 4.25%)	4.52%	10/02/2025		186	184,549
LogMeIn, Term Loan B (1 mo. USD LIBOR + 4.75%)	4.89%	08/28/2027		972	962,713
Marcel Bidco LLC, Term Loan B(e)	–	03/16/2026		132	131,308
Mavenir Systems, Inc., Term Loan (3 mo. USD LIBOR + 6.00%)	7.00%	05/08/2025		431	430,010
McAfee LLC, Term Loan B (1 mo. USD LIBOR + 3.75%)	3.90%	09/30/2024		96	96,532
Micro Holding L.P.
First Lien Term Loan (3 mo. USD LIBOR + 3.50%)	3.65%	09/13/2024		147	144,082
Term Loan (1 mo. USD LIBOR + 3.75%)	4.75%	09/13/2024		323	320,538
Mirion Technologies, Inc., Term Loan(e)	–	03/06/2026		151	150,035
Natel Engineering Co., Inc., Term Loan (1 mo. USD LIBOR + 5.00%)	6.00%	04/29/2026		410	363,110
NCR Corp., Term Loan B (3 mo. USD LIBOR + 2.50%)	2.65%	08/28/2026		530	523,850
Neustar, Inc., Term Loan B-4 (1 mo. USD LIBOR + 3.50%)	4.50%	08/08/2024		916	876,673
Oberthur Technologies of America Corp., Term Loan B	3.75%	01/10/2024	EUR	65	76,877
Optiv, Inc., Term Loan (1 mo. USD LIBOR + 3.25%)	4.25%	02/01/2024		594	524,826
Project Accelerate Parent LLC, First Lien Term Loan (1 mo. USD LIBOR + 4.25%)	5.25%	01/02/2025		374	342,947
Project Leopard Holdings, Inc., Incremental Term Loan (6 mo. USD LIBOR + 4.25%)	5.25%	07/07/2023		108	107,324
Quest Software US Holdings, Inc., First Lien Term Loan (3 mo. USD LIBOR + 4.25%)	4.46%	05/16/2025		1,261	1,223,628
Riverbed Technology, Inc., Term Loan (1 mo. USD LIBOR + 3.25%)	4.25%	04/24/2022		1,000	907,690
Sandvine Corp., First Lien Term Loan (1 mo. USD LIBOR + 4.50%)	4.65%	10/31/2025		152	143,635
SkillSoft Corp., Term Loan(e)	–	04/27/2025		212	210,314
Sophos (Surf Holdings LLC) (United Kingdom), Term Loan (1 mo. USD LIBOR + 3.50%)	3.75%	03/05/2027		115	112,700
SS&C Technologies, Inc.
Term Loan B-3 (1 mo. USD LIBOR + 1.75%)	1.90%	04/16/2025		571	562,541
Term Loan B-4 (1 mo. USD LIBOR + 1.75%)	1.90%	04/16/2025		401	395,339
TIBCO Software, Inc., Term Loan B-3 (1 mo. USD LIBOR + 3.75%)	3.90%	06/30/2026		181	178,262
TTM Technologies, Inc., Term Loan B (1 mo. USD LIBOR + 2.50%)	2.65%	09/28/2024		110	108,916
Ultimate Software Group, Inc.
First Lien Term Loan (1 mo. USD LIBOR + 3.75%)	3.90%	05/04/2026		466	463,643
Second Lien Term Loan (1 mo. USD LIBOR + 6.75%)	7.50%	05/10/2027		38	38,685
Term Loan B (3 mo. USD LIBOR + 4.00%)	4.75%	05/04/2026		154	154,478
Veritas US, Inc.
Term Loan B-1 (3 mo. EURIBOR + 5.50%)	6.50%	08/13/2025	EUR	34	40,313
Term Loan B-1 (1 mo. USD LIBOR + 5.50%)	6.50%	08/13/2025		575	568,756
Xperi Corp., Term Loan B (1 mo. USD LIBOR + 4.00%)	4.15%	06/02/2025		395	395,247
					16,407,018
Equipment Leasing–0.03%
Delos Finance S.a.r.l. (Luxembourg), Term Loan (3 mo. USD LIBOR + 1.75%)	1.97%	10/06/2023			50	49,193
Financial Intermediaries–1.37%
Aretec Group, Inc., First Lien Term Loan (3 mo. USD LIBOR + 4.25%)	4.40%	10/01/2025			700	670,295
Edelman Financial Center LLC (The), First Lien Term Loan (1 mo. USD LIBOR + 3.25%)	3.15%	07/19/2025			130	127,326
Everi Payments, Inc.
Term Loan B (3 mo. USD LIBOR + 2.75%)	3.75%	05/09/2024			894	877,533
Term Loan B (1 mo. USD LIBOR + 10.50%)	11.50%	05/09/2024			54	56,757
Fiserv Investment Solutions, Inc., Term Loan (1 mo. USD LIBOR + 4.75%)	4.97%	02/10/2027			259	258,600
RPI Finance Trust, Term Loan B (1 mo. USD LIBOR + 1.75%)	1.90%	02/11/2027			400	400,081
SGG Holdings S.A. (Luxembourg), Term Loan B (6 mo. EURIBOR + 3.75%)	3.75%	07/11/2025	EUR		79	93,806
See accompanying notes which are an integral part of this schedule.
Invesco Master Loan Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value
Financial Intermediaries–(continued)
Stiphout Finance LLC
Incremental Term Loan (EUR001M + 3.75%)	3.75%	10/26/2025	EUR	28	$ 33,316
Incremental Term Loan (1 mo. USD LIBOR + 3.75%)	4.75%	10/26/2025		$ 56	55,212
					2,572,926
Food Products–0.95%
Froneri International PLC (United Kingdom), Second Lien Term Loan (1 mo. USD LIBOR + 5.75%)	5.90%	01/29/2028			267	267,458
H-Food Holdings LLC, Term Loan (1 mo. USD LIBOR + 3.69%)	3.83%	05/23/2025			1,037	1,018,391
JBS USA Lux S.A., Term Loan (1 mo. USD LIBOR + 2.50%)	2.15%	05/01/2026			289	285,588
Mastronardi Produce-USA, Inc., Term Loan (1 mo. USD LIBOR + 2.75%)	2.90%	05/01/2025			8	7,755
Shearer’s Foods LLC, First Lien Term Loan (1 mo. USD LIBOR + 4.00%)	4.75%	09/15/2027			210	210,124
						1,789,316
Food Service–1.81%
Aramark Services, Inc., Term Loan B-4 (1 mo. USD LIBOR + 1.75%)	1.90%	01/15/2027			273	265,968
Euro Garages (Netherlands)
Term Loan (3 mo. USD LIBOR + 4.00%)	4.22%	02/06/2025			50	49,400
Term Loan B (3 mo. EURIBOR + 4.00%)	4.00%	02/07/2025	EUR		997	1,167,843
IRB Holding Corp.
First Lien Term Loan B(e)	–	12/01/2027			327	324,931
Term Loan B (3 mo. USD LIBOR + 2.75%)	3.75%	02/05/2025			505	497,468
New Red Finance, Inc., Term Loan B-4 (1 mo. USD LIBOR + 1.75%)	1.90%	11/19/2026			468	455,930
US Foods, Inc.
Incremental Term Loan B (1 mo. USD LIBOR + 2.00%)	2.15%	08/15/2026			63	60,372
Term Loan (1 mo. USD LIBOR + 1.75%)	1.90%	06/27/2023			267	258,797
Weight Watchers International, Inc., Term Loan (3 mo. USD LIBOR + 4.75%)	5.50%	11/29/2024			322	323,073
						3,403,782
Health Care–1.91%
Acadia Healthcare Co., Inc., Term Loan B-4 (1 mo. USD LIBOR + 2.50%)	2.65%	02/16/2023			369	367,131
athenahealth, Inc., First Lien Term Loan B (3 mo. USD LIBOR + 4.50%)	4.75%	02/11/2026			442	440,528
Biogroup-LCD (France), Term Loan B(e)	–	04/25/2026	EUR		60	72,200
Curium Bidco S.a.r.l. (Luxembourg), Term Loan(e)	–	10/28/2027			236	234,901
Dentalcorp Perfect Smile ULC (Canada), First Lien Term Loan (1 mo. USD LIBOR + 3.75%)	4.75%	06/06/2025			14	13,292
Elanco Animal Health, Inc., Term Loan (1 mo. USD LIBOR + 1.75%)	1.90%	02/04/2027			272	267,861
Explorer Holdings, Inc., Term Loan (1 mo. USD LIBOR + 4.50%)	5.50%	02/04/2027			44	43,930
EyeCare Partners LLC, Delayed Draw Term Loan	3.90%	02/05/2027			1	630
EyeCare Partners, LLC
Delayed Draw Term Loan(i)	0.00%	02/05/2027			7	6,717
Term Loan B (1 mo. USD LIBOR + 3.75%)	3.90%	02/05/2027			33	31,330
Global Medical Response, Inc., Term Loan (1 mo. USD LIBOR + 4.75%)	5.75%	10/02/2025			329	325,612
HC Group Holdings III, Inc., Term Loan B (1 mo. USD LIBOR + 4.50%)	4.40%	08/06/2026			25	25,394
IQVIA, Inc., Term Loan B-1 (3 mo. USD LIBOR + 1.75%)	1.90%	03/07/2024			189	187,654
Milano Acquisition Corp., Term Loan B (1 mo. USD LIBOR + 4.00%)	4.75%	08/13/2027			428	425,132
Nemera (France), Term Loan B	4.00%	12/05/2025	EUR		25	29,547
Neuraxpharm (Cerebro BidCo / Blitz F20-80 GmbH) (Germany), Term Loan B(e)	–	10/29/2027	EUR		70	83,328
Precision Medicine Group LLC
Delayed Draw Term Loan(d)(e)	–	10/30/2027			48	47,544
First Lien Term Loan (1 mo. USD LIBOR + 3.75%)(d)	4.50%	10/30/2027			367	364,500
Revint Intermediate II LLC, Term Loan (1 mo. USD LIBOR + 5.00%)	5.75%	10/08/2027			422	418,678
Waystar, Incremental Term Loan (1 mo. USD LIBOR + 4.00%)(d)	4.75%	10/20/2026			191	190,214
						3,576,123
Home Furnishings–1.41%
Hayward Industries, Inc.
First Lien Incremental Term Loan (1 mo. USD LIBOR + 3.75%)(d)	4.50%	08/04/2026			32	31,327
First Lien Term Loan (1 mo. USD LIBOR + 3.50%)	3.65%	08/05/2024			138	136,236
See accompanying notes which are an integral part of this schedule.
Invesco Master Loan Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value
Home Furnishings–(continued)
Serta Simmons Bedding LLC
First Lien Term Loan (1 mo. USD LIBOR + 7.50%)	8.50%	08/10/2023		$ 311	$ 312,968
Second Lien Term Loan	8.50%	08/10/2023		880	799,542
SIWF Holdings, Inc., First Lien Term Loan (1 mo. USD LIBOR + 4.25%)	4.40%	06/15/2025		503	495,219
TGP Holdings III LLC, First Lien Term Loan (3 mo. USD LIBOR + 4.25%)	5.00%	09/25/2024		499	487,500
Webster-Stephen Products LLC, Term Loan B (1 mo. USD LIBOR + 3.25%)	4.00%	10/20/2027		390	388,679
					2,651,471
Industrial Equipment–2.53%
Alliance Landry Systems LLC, Term Loan B (1 mo. USD LIBOR + 3.50%)	4.25%	09/30/2027			500	499,931
CIRCOR International, Inc., Term Loan B (1 mo. USD LIBOR + 3.25%)	4.25%	12/11/2024			31	30,132
Clark Equipment Co., Term Loan (1 mo. USD LIBOR + 1.75%)	1.97%	05/18/2024			49	48,189
Engineered Machinery Holdings, Inc., First Lien Incremental Term Loan (3 mo. USD LIBOR + 4.25%)	5.25%	07/19/2024			49	48,906
Filtration Group Corp., Term Loan A (1 mo. USD LIBOR + 3.75%)	4.50%	03/29/2025			40	40,318
Gardner Denver, Inc.
Term Loan (1 mo. USD LIBOR + 2.75%)	2.90%	03/01/2027			81	80,417
Term Loan B-1 (1 mo. USD LIBOR + 1.75%)	1.90%	03/31/2027			284	279,667
Term Loan B-2 (1 mo. USD LIBOR + 1.75%)	1.90%	03/01/2027			458	450,752
Hamilton Holdco LLC, Term Loan (3 mo. USD LIBOR + 2.00%)(d)	2.23%	01/02/2027			55	54,781
Kantar (United Kingdom), Term Loan B (1 mo. USD LIBOR + 4.75%)	5.00%	10/23/2024			181	178,392
MX Holdings US, Inc., Term Loan B-1-C (1 mo. USD LIBOR + 2.75%)	3.50%	07/31/2025			29	29,044
North American Lifting Holdings, Inc.
Term Loan (1 mo. USD LIBOR + 6.50%)	7.50%	10/16/2024			636	652,869
Term Loan (1 mo. USD LIBOR + 9.00%)	10.00%	04/16/2025			284	277,800
S2P Acquisiton Borrower, Inc., First Lien Term Loan (3 mo. USD LIBOR + 4.00%)	4.15%	08/14/2026			86	85,219
Thyssenkrupp Elevators (Vertical Midco GmbH) (Germany), Term Loan B (1 mo. USD LIBOR + 4.25%)	4.57%	07/30/2027			1,998	1,995,236
						4,751,653
Insurance–0.97%
Alliant Holdings Intermediate LLC, Term Loan B-3 (e)	–	10/15/2027			55	54,458
AmWINS Group LLC, First Lien Term Loan (1 mo. USD LIBOR + 2.75%)	3.75%	01/25/2024			514	512,531
HUB International Ltd., Term Loan (3 mo. USD LIBOR + 3.00%)	2.98%	04/25/2025			342	334,828
Ryan Specialty Group LLC, Term Loan (1 mo. USD LIBOR + 3.75%)	4.00%	07/23/2027			602	600,255
USI, Inc., Term Loan (3 mo. USD LIBOR + 3.00%)	3.22%	05/16/2024			326	320,158
						1,822,230
Leisure Goods, Activities & Movies–1.21%
Alpha Topco Ltd. (United Kingdom), Term Loan B (1 mo. USD LIBOR + 2.50%)	3.50%	02/01/2024			491	479,738
Ancestry.com Operations, Inc., Term Loan (3 mo. USD LIBOR + 4.25%)	4.15%	08/21/2026			298	298,535
Crown Finance US, Inc.
Term Loan(e)	–	02/28/2025	EUR		3	2,967
Term Loan (3 mo. USD LIBOR + 2.25%)	2.77%	02/28/2025			201	155,010
Term Loan (3 mo. USD LIBOR + 2.50%)	3.02%	09/20/2026			427	325,997
Deluxe Entertainment Services Group, Inc.
First Lien PIK Term Loan, 1.50% PIK Rate, 6.00% Cash Rate(d)(g)	1.50%	03/25/2024			147	0
Second Lien PIK Term Loan, 2.50% PIK Rate, 7.00% Cash Rate (Acquired 08/07/2019-09/30/2020; Cost $349,400)(d)(g)(j)	7.00%	09/25/2024			532	0
HNVR Holdco Ltd. (United Kingdom), Term Loan B(e)	–	09/12/2023	EUR		30	31,846
Parques Reunidos (Spain), Term Loan B-1(e)	–	09/27/2026	EUR		278	306,600
SeaWorld Parks & Entertainment, Inc., Term Loan B-5 (3 mo. USD LIBOR + 3.00%)	3.75%	04/01/2024			551	527,070
Six Flage Theme Parks, Inc., Term Loan B (3 mo. USD LIBOR + 1.75%)	1.90%	04/17/2026			82	78,067
UFC Holdings LLC, Term Loan (3 mo. USD LIBOR + 3.25%)	4.25%	04/29/2026			57	56,464
						2,262,294
Lodging & Casinos–3.71%
Aimbridge Acquisition Co., Inc.
Incremental Term Loan (1 mo. USD LIBOR + 6.00%)	6.75%	02/01/2026			304	301,857
Term Loan(e)	–	02/01/2026			91	86,033
See accompanying notes which are an integral part of this schedule.
Invesco Master Loan Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)	Value
Lodging & Casinos–(continued)
Aristocrat Technologies, Inc., Term Loan (1 mo. USD LIBOR + 3.75%)	4.75%	10/19/2024	$ 498	$ 500,326
Caesars Resort Collection LLC
Incremental Term Loan (1 mo. USD LIBOR + 4.50%)	4.65%	06/30/2025	385	382,113
Term Loan B (1 mo. USD LIBOR + 2.75%)	2.90%	12/23/2024	2,090	2,026,591
CityCenter Holdings LLC, Term Loan B (1 mo. USD LIBOR + 2.25%)	3.00%	04/18/2024	283	273,388
ESH Hospitality, Inc., Term Loan (3 mo. USD LIBOR + 2.00%)	2.15%	09/18/2026	126	123,250
GVC Finance LLC, Term Loan B-3 (1 mo. USD LIBOR + 2.25%)	3.25%	03/29/2024	162	160,136
Hilton Worldwide Finance LLC, Term Loan B-2 (1 mo. USD LIBOR + 1.75%)	1.90%	06/22/2026	345	337,576
RHP Hotel Properties L.P., Term Loan B (3 mo. USD LIBOR + 2.00%)	2.15%	05/11/2024	28	27,547
Scientific Games International, Inc., Term Loan B-5 (1 mo. USD LIBOR + 2.75%)	2.90%	08/14/2024	905	876,209
Stars Group (US) Co-Borrower LLC, Term Loan (3 mo. USD LIBOR + 3.50%)	3.72%	07/10/2025	837	840,135
Station Casinos LLC, Term Loan B-1 (1 mo. USD LIBOR + 2.25%)	2.50%	02/08/2027	782	761,450
VICI Properties 1 LLC, Term Loan B (1 mo. USD LIBOR + 1.75%)	1.90%	12/20/2024	98	95,363
Wyndham Hotels & Resorts, Inc., Term Loan B (1 mo. USD LIBOR + 1.75%)	1.90%	05/30/2025	175	170,892
				6,962,866
Nonferrous Metals & Minerals–1.91%
ACNR Holdings, Inc., Term Loan (1 mo. USD LIBOR + 13.00%)	14.00%	09/16/2025		2,877	2,790,949
Form Technologies LLC, First Lien Term Loan B-2 (3 mo. USD LIBOR + 3.25%)	4.25%	01/28/2022		118	112,064
Kissner Group, Term Loan B (1 mo. USD LIBOR + 4.50%)	5.50%	03/01/2027		680	679,860
					3,582,873
Oil & Gas–2.40%
Brazos Delaware II LLC, Term Loan (1 mo. USD LIBOR + 4.00%)	4.15%	05/21/2025		670	547,933
Fieldwood Energy LLC
DIP Delayed Draw Term Loan(d)(i)	0.00%	08/04/2021		547	545,621
DIP Delayed Draw Term Loan (1 mo. USD LIBOR + 8.75%)(d)	9.75%	08/04/2021		61	60,625
First Lien Term Loan (3 mo. USD LIBOR + 5.25%)(h)	0.00%	04/11/2022		4,065	948,522
HGIM Corp., Term Loan (3 mo. USD LIBOR + 6.00%)	8.25%	07/02/2023		957	465,486
Larchmont Resources LLC, Term Loan A(d)(e)	–	08/09/2021		103	46,129
Lower Cadence Holdings LLC, Term Loan	4.15%	05/22/2026		146	139,521
McDermott International Ltd.
LOC(d)(i)	0.00%	06/30/2024		342	313,035
PIK Term Loan, 3.00% PIK Rate, 1.15% Cash Rate(g)	3.00%	06/30/2025		90	61,277
Term Loan (1 mo. USD LIBOR + 3.00%)(d)	3.15%	06/30/2024		10	7,905
Navitas Midstream Midland Basin LLC, Term Loan (1 mo. USD LIBOR + 4.50%)	5.50%	12/13/2024		185	178,404
Petroleum GEO-Services ASA, Term Loan (1 mo. USD LIBOR + 7.00%)	7.23%	03/19/2024		386	287,303
Seadrill Operating L.P.
Revolver Loan (1 mo. USD LIBOR + 10.00%)(d)	11.00%	02/21/2021		219	222,361
Term Loan (3 mo. USD LIBOR + 6.00%)	7.00%	02/21/2021		4,043	430,134
Southcross Energy Partners L.P., Revolver Loan(d)(i)	0.00%	01/31/2025		271	253,540
					4,507,796
Publishing–1.98%
Ascend Learning LLC, Incremental Term Loan (1 mo. USD LIBOR + 3.75%)	4.75%	07/12/2024		83	82,750
Cengage Learning, Inc., Term Loan B (1 mo. USD LIBOR + 4.25%)	5.25%	06/07/2023		1,146	1,068,508
Clear Channel Worldwide Holdings, Inc., Term Loan B (1 mo. USD LIBOR + 3.50%)	3.67%	08/21/2026		1,150	1,085,112
Nielsen Finance LLC, Term Loan B-5 (1 mo. USD LIBOR + 3.75%)	4.75%	06/30/2025		1,466	1,470,811
					3,707,181
Radio & Television–1.85%
Gray Television, Inc., Term Loan C (3 mo. USD LIBOR + 2.50%)	2.65%	01/02/2026		103	101,539
iHeartCommunications, Inc., Term Loan (1 mo. USD LIBOR + 3.00%)	3.15%	05/01/2026		1,336	1,294,535
Nexstar Broadcasting, Inc., Term Loan B-4 (1 mo. USD LIBOR + 2.75%)	2.90%	09/18/2026		917	908,621
Sinclair Television Group, Inc., Term Loan B-2-B (1 mo. USD LIBOR + 2.50%)	2.65%	09/30/2026		1,183	1,160,366
					3,465,061
See accompanying notes which are an integral part of this schedule.
Invesco Master Loan Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)	Value
Retailers (except Food & Drug)–1.70%
CNT Holdings I Corp. (1-800 Contacts)
First Lien Term Loan (1 mo. USD LIBOR + 3.75%)	4.50%	10/16/2027		$ 603	$ 599,256
Second Lien Term Loan (1 mo. USD LIBOR + 6.75%)	7.50%	10/16/2028		128	128,620
Harbor Freight Tools USA, Inc., Term Loan (1 mo. USD LIBOR + 3.25%)	4.00%	10/15/2027		188	187,177
Kirk Beauty One GmbH (Germany)
Term Loan B-1(e)	–	08/12/2022	EUR	156	167,244
Term Loan B-2(e)	–	08/12/2022	EUR	106	113,949
Term Loan B-3(e)	–	08/12/2022	EUR	172	184,392
Term Loan B-4(e)	–	08/12/2022	EUR	121	129,575
Term Loan B-5(e)	–	08/12/2022	EUR	25	26,826
Term Loan B-6(e)	–	08/12/2022	EUR	65	69,262
Term Loan B-7(e)	–	08/12/2022	EUR	52	55,847
Petco Animal Supplies, Inc., Term Loan (3 mo. USD LIBOR + 3.25%)	4.25%	01/26/2023		648	613,218
PetSmart, Inc., First Lien Term Loan (1 mo. USD LIBOR + 4.00%)	4.50%	03/11/2022		914	910,555
					3,185,921
Surface Transport–4.88%
Daseke Cos, Inc., Term Loan (3 mo. USD LIBOR + 5.00%)	6.00%	02/27/2024		476	472,934
Kenan Advantage Group, Inc. (The), Term Loan (1 mo. USD LIBOR + 3.00%)	4.00%	07/29/2022		243	237,371
Odyssey Logistics & Technology Corp., First Lien Term Loan (1 mo. USD LIBOR + 4.00%)	5.00%	10/12/2024		23	21,805
PODS LLC, Term Loan B-4 (1 mo. USD LIBOR + 2.75%)	3.75%	12/06/2024		427	424,090
Western Express, Inc., Second Lien Term Loan (3 mo. USD LIBOR + 8.25%)(d)	8.48%	02/23/2022		8,024	8,003,732
					9,159,932
Telecommunications–7.16%
Avaya, Inc.
Term Loan B (1 mo. USD LIBOR + 4.25%)	4.39%	12/15/2024		603	603,500
Term Loan B-1 (1 mo. USD LIBOR + 4.25%)	4.39%	12/15/2027		939	929,887
Cablevision Lightpath LLC, Term Loan(e)	–	09/15/2027		177	175,859
CenturyLink, Inc., Term Loan B (1 mo. USD LIBOR + 2.25%)	2.40%	03/15/2027		1,285	1,258,865
Cincinnati Bell, Inc., Term Loan B (3 mo. USD LIBOR + 3.25%)	4.25%	10/02/2024		1,077	1,078,162
Colorado Buyer, Inc., Term Loan (1 mo. USD LIBOR + 3.00%)	4.00%	05/01/2024		156	145,652
Consolidated Communications, Inc., Term Loan (1 mo. USD LIBOR + 4.75%)	5.75%	10/18/2027		482	482,578
Eagle Broadband Investments LLC (Mega Broadband), Term Loan B (1 mo. USD LIBOR + 3.00%)	3.75%	10/29/2027		218	216,804
Frontier Communications Corp.
DIP Term Loan (1 mo. USD LIBOR + 4.75%)	5.75%	10/08/2021		370	371,403
Term Loan B-1	4.50%	06/15/2024		421	420,722
Fusion Telecommunications International Inc., Term Loan	10.00%	07/14/2025		13	5,473
GCI Holdings, Inc., Term Loan B(e)	–	09/24/2025		128	128,124
Hargray Communications Group, Inc., Term Loan (1 mo. USD LIBOR + 3.00%)	4.00%	05/16/2024		172	170,552
Inmarsat Finance PLC (United Kingdom), Term Loan (3 mo. USD LIBOR + 4.50%)	5.50%	12/11/2026		289	288,580
Intelsat Jackson Holdings S.A. (Luxembourg)
DIP Term Loan (1 mo. USD LIBOR + 5.50%)	3.60%	07/13/2021		262	268,910
DIP Term Loan(i)	0.00%	07/13/2021		87	89,638
Term Loan B-3 (1 mo. USD LIBOR + 3.75%)(f)(h)	8.00%	11/27/2023		1,485	1,508,046
Iridium Satellite LLC, Term Loan (3 mo. USD LIBOR + 3.75%)	4.75%	11/04/2026		38	38,018
Level 3 Financing, Inc., Term Loan B (1 mo. USD LIBOR + 1.75%)	1.90%	03/01/2027		1,452	1,420,841
MLN US HoldCo LLC, First Lien Term Loan B (1 mo. USD LIBOR + 4.50%)	4.64%	11/30/2025		879	769,622
Radiate Holdco LLC, Term Loan B (1 mo. USD LIBOR + 3.50%)	4.25%	09/10/2026		977	974,143
Telesat LLC, Term Loan B-5 (1 mo. USD LIBOR + 2.75%)	2.90%	12/07/2026		659	645,758
Windstream Services LLC, Term Loan B (1 mo. USD LIBOR + 6.25%)	7.25%	09/21/2027		890	858,749
Zayo Group LLC, Term Loan (1 mo. USD LIBOR + 3.00%)	3.15%	02/20/2027		592	582,424
					13,432,310
Utilities–2.67%
Brookfield WEC Holdings, Inc., First Lien Term Loan (1 mo. USD LIBOR + 3.00%)	3.75%	08/01/2025		191	189,166
Calpine Construction Finance Co. L.P., Term Loan (1 mo. USD LIBOR + 2.50%)	2.15%	01/15/2025		259	256,076
See accompanying notes which are an integral part of this schedule.
Invesco Master Loan Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)	Value
Utilities–(continued)
Calpine Corp.
Term Loan (3 mo. USD LIBOR + 2.50%)	2.40%	01/15/2024	$ 88	$ 88,019
Term Loan B-10 (1 mo. USD LIBOR + 2.50%)	2.15%	08/12/2026	484	478,139
Eastern Power LLC, Term Loan (1 mo. USD LIBOR + 3.75%)	4.75%	10/02/2025	1,100	1,099,659
Frontera Generation Holdings LLC, Term Loan(h)	0.00%	05/02/2025	2,547	746,177
Granite Acquisition, Inc., First Lien Term Loan B (3 mo. USD LIBOR + 3.50%)	4.75%	12/17/2021	407	406,903
Heritage Power LLC, Term Loan (3 mo. USD LIBOR + 6.00%)	7.00%	07/30/2026	443	423,388
Invenergy Thermal Operating I LLC, Term Loan (1 mo. USD LIBOR + 3.50%)	3.15%	08/28/2025	10	9,775
Lightstone Holdco LLC
Term Loan B (1 mo. USD LIBOR + 3.75%)	4.75%	01/30/2024	680	618,462
Term Loan C (1 mo. USD LIBOR + 3.75%)	4.75%	01/30/2024	38	34,933
Nautilus Power LLC, Term Loan (1 mo. USD LIBOR + 4.25%)	5.25%	05/16/2024	185	183,030
Pike Corp., Term Loan B (1 mo. USD LIBOR + 3.00%)	5.25%	07/24/2026	83	82,468
PowerTeam Services LLC, First Lien Term Loan (3 mo. USD LIBOR + 3.25%)	4.25%	03/06/2025	164	160,571
USIC Holding, Inc., First Lien Term Loan (1 mo. USD LIBOR + 3.00%)	3.15%	12/08/2023	225	222,747
				4,999,513
Total Variable Rate Senior Loan Interests (Cost $168,978,329)					158,081,681
U.S. Dollar Denominated Bonds & Notes–5.48%
Aerospace & Defense–0.79%
Spirit AeroSystems, Inc.(k)	5.50%	01/15/2025		66	70,208
TransDigm, Inc.(k)	6.25%	03/15/2026		409	434,053
TransDigm, Inc.(k)	8.00%	12/15/2025		897	980,869
					1,485,130
Air Transport–0.53%
Delta Air Lines, Inc.(k)	7.00%	05/01/2025		139	158,924
Delta Air Lines, Inc./SkyMiles IP Ltd.(k)	4.75%	10/20/2028		364	392,389
Delta Air Lines, Inc./SkyMiles IP Ltd.(k)	4.50%	10/20/2025		413	436,347
					987,660
Automotive–0.09%
Clarios Global L.P./Clarios US Finance Co.(k)	6.25%	05/15/2026		123	130,841
Tenneco, Inc.(k)	7.88%	01/15/2029		37	40,885
					171,726
Building & Development–0.45%
Brookfield Property REIT, Inc./BPR Cumulus LLC/BPR Nimbus LLC/GGSI Sellco LLC(k)	5.75%	05/15/2026		848	781,750
Forterra Finance LLC/FRTA Finance Corp.(k)	6.50%	07/15/2025		64	68,461
					850,211
Business Equipment & Services–0.29%
Advantage Sales & Marketing, Inc.(k)	6.50%	11/15/2028		156	159,803
Prime Security Services Borrower LLC/Prime Finance, Inc.(k)	3.38%	08/31/2027		386	381,657
					541,460
Cable & Satellite Television–0.24%
Altice Financing S.A. (Luxembourg)(k)	5.00%	01/15/2028		111	113,518
Virgin Media Secured Finance PLC (United Kingdom)(k)	4.50%	08/15/2030		326	342,056
					455,574
Containers & Glass Products–0.00%
Reynolds Group Issuer, Inc./LLC(k)	5.13%	07/15/2023		3	3,038
Electronics & Electrical–0.64%
CommScope, Inc.(k)	5.50%	03/01/2024		93	95,684
CommScope, Inc.(k)	6.00%	03/01/2026		343	362,316
Diebold Nixdorf, Inc.(k)	9.38%	07/15/2025		512	562,880
Energizer Holdings, Inc.(k)	4.38%	03/31/2029		167	170,666
					1,191,546
See accompanying notes which are an integral part of this schedule.
Invesco Master Loan Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)	Value
Food Service–0.09%
1011778 BC ULC/New Red Finance, Inc. (Canada)(k)	5.75%	04/15/2025		$ 154	$ 164,661
Health Care–0.05%
Global Medical Response, Inc.(k)	6.50%	10/01/2025		100	103,125
Leisure Goods, Activities & Movies–0.22%
AMC Entertainment Holdings, Inc.(k)	10.50%	04/15/2025		341	274,079
SeaWorld Parks & Entertainment, Inc.(k)	8.75%	05/01/2025		128	137,520
					411,599
Lodging & Casinos–0.35%
Caesars Entertainment, Inc.(k)	6.25%	07/01/2025		610	651,324
Radio & Television–0.66%
Diamond Sports Group LLC/Diamond Sports Finance Co.(k)	5.38%	08/15/2026		1,587	1,232,901
Telecommunications–0.96%
Avaya, Inc.(k)	6.13%	09/15/2028		375	396,562
Cablevision Lightpath LLC(k)	3.88%	09/15/2027		57	57,704
CenturyLink, Inc.(k)	4.00%	02/15/2027		657	680,074
Connect Finco S.a.r.l./Connect US Finco LLC (United Kingdom)(k)	6.75%	10/01/2026		93	96,520
Consolidated Communications, Inc.(k)	6.50%	10/01/2028		87	94,432
Frontier Communications Corp.(k)	5.88%	10/15/2027		126	132,694
Radiate Holdco LLC/Radiate Finance, Inc.(k)	4.50%	09/15/2026		25	26,063
Windstream Escrow LLC/Windstream Escrow Finance Corp.(k)	7.75%	08/15/2028		319	322,257
					1,806,306
Utilities–0.12%
Calpine Corp.(k)	4.50%	02/15/2028		94	97,196
Calpine Corp.(k)	5.25%	06/01/2026		95	98,567
Vistra Operations Co. LLC(k)	4.30%	07/15/2029		27	30,248
					226,011
Total U.S. Dollar Denominated Bonds & Notes (Cost $9,806,004)					10,282,272
			Shares
Common Stocks & Other Equity Interests–3.32%(l)
Business Equipment & Services–1.23%
Checkout Holding Corp.(m)				19,788	6,184
Crossmark Holdings, Inc.(d)(m)				12,561	2,300,673
					2,306,857
Electronics & Electrical–0.10%
Fusion Connect, Inc.(m)				10	11
Fusion Connect, Inc., Wts., expiring 01/14/2040(d)(m)				90,368	101,664
Internap Corp.(m)				218,015	55,594
Sunguard Availability Services Capital, Inc.(m)				3,420	32,490
					189,759
Industrial Equipment–0.32%
North American Lifting Holdings, Inc.(m)				34,415	593,659
Leisure Goods, Activities & Movies–0.00%
Deluxe Entertainment Services Group, Inc.(d)(m)				108,172	0
Nonferrous Metals & Minerals–0.60%
Arch Resources, Inc.				13,223	442,177
Murray Energy Corp.(m)(n)				34,738	237,382
Murray Energy Corp.(m)(n)				6,790	46,399
Murray Energy Corp.(m)(n)				8,573	390,072
					1,116,030
See accompanying notes which are an integral part of this schedule.
Invesco Master Loan Fund

			Shares		Value
Oil & Gas–0.47%
HGIM Corp.(m)				6,360	$ 2,385
Larchmont Resources LLC(m)				136	5,452
McDermott International Ltd.(m)				39,649	44,010
Quicksilver Resources, Inc.(d)(m)				11,634,577	0
Sabine Oil & Gas Holdings, Inc.(d)(m)				1,419	19,866
Southcross Energy Partners L.P.(m)				157,971	22,116
Sunrise Oil & Gas, Inc.(m)				65,604	295,218
Tribune Resources, Inc.(m)				606,015	484,812
Tribune Resources, Inc., Wts., expiring 04/03/2023(m)				156,901	4,707
Vantage Drilling International(m)				890	2,893
					881,459
Publishing–0.18%
Clear Channel Outdoor Holdings, Inc.(m)				228,805	345,496
Radio & Television–0.13%
iHeartMedia, Inc., Class A(m)				16,319	195,094
MGOC, Inc.(d)(m)				781,336	45,981
					241,075
Surface Transport–0.29%
Commercial Barge Line Co.(m)				2,003	81,121
Commercial Barge Line Co., Series A, Wts., expiring 04/27/2045(m)				7,833	187,992
Commercial Barge Line Co., Series B, Wts., expiring 04/27/2045(m)				5,672	188,594
Commercial Barge Line Co., Wts., expiring 04/27/2045(m)				2,105	85,252
Commercial Barge Line Co., Wts., expiring 04/30/2045(m)				5,672	2,403
Commercial Barge Line Co., Wts., expiring 08/18/2030(m)				7,833	2,489
					547,851
Telecommunications–0.00%
IPC Systems, Inc.(m)				5,080	2,565
Total Common Stocks & Other Equity Interests (Cost $26,693,210)					6,224,751
	Interest Rate	Maturity Date	Principal Amount (000)
Non-U.S. Dollar Denominated Bonds & Notes–0.85%(o)
Financial Intermediaries–0.40%
Garfunkelux Holdco 3 S.A. (Luxembourg)(k)	6.25%	05/01/2026	EUR	202	241,883
Garfunkelux Holdco 3 S.A. (Luxembourg)(k)	6.75%	11/01/2025	EUR	290	357,122
Newday Bondco PLC (Jersey) (3 mo. GBP LIBOR + 6.50%)(k)	6.54%	02/01/2023	GBP	120	147,460
					746,465
Home Furnishings–0.37%
Very Group Funding PLC (The) (United Kingdom)(k)	7.75%	11/15/2022	GBP	514	693,102
Lodging & Casinos–0.08%
TVL Finance PLC (United Kingdom)(k)	5.42%	07/15/2025	GBP	129	150,007
Total Non-U.S. Dollar Denominated Bonds & Notes (Cost $1,523,250)					1,589,574
			Shares
Preferred Stocks–0.78%(l)
Oil & Gas–0.53%
Southcross Energy Partners L.P., Series A, Pfd.				999,705	584,827
Southcross Energy Partners L.P., Series B, Pfd.				288,058	410,483
					995,310
Surface Transport–0.25%
Commercial Barge Line Co., Series A, Pfd.				7,452	203,067
Commercial Barge Line Co., Series B, Pfd.				8,078	268,593
					471,660
Total Preferred Stocks (Cost $1,424,234)					1,466,970
See accompanying notes which are an integral part of this schedule.
Invesco Master Loan Fund

	Shares	Value

Money Market Funds–9.36%
Invesco Government & Agency Portfolio,Institutional Class, 0.01%(p)(q)	10,529,570	$ 10,529,570
Invesco Treasury Portfolio,Institutional Class, 0.01%(p)(q)	7,019,714	7,019,714
Total Money Market Funds (Cost $17,549,284)			17,549,284
TOTAL INVESTMENTS IN SECURITIES–104.07% (Cost $225,974,311)			195,194,532
OTHER ASSETS LESS LIABILITIES–(4.07)%			(7,637,096)
NET ASSETS–100.00%			$187,557,436
Investment Abbreviations:
DIP	– Debtor-in-Possession
EUR	– Euro
EURIBOR	– Euro Interbank Offered Rate
GBP	– British Pound Sterling
LIBOR	– London Interbank Offered Rate
LOC	– Letter of Credit
Pfd.	– Preferred
PIK	– Pay-in-Kind
USD	– U.S. Dollar
Wts.	– Warrants
Notes to Schedule of Investments:
(a)	Principal amounts are denominated in U.S. dollars unless otherwise noted.
(b)	Variable rate senior loan interests often require prepayments from excess cash flow or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with any accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, it is anticipated that the variable rate senior loan interests will have an expected average life of three to five years.
(c)	Variable rate senior loan interests are, at present, not readily marketable, not registered under the Securities Act of 1933, as amended (the “1933 Act”) and may be subject to contractual and legal restrictions on sale. Variable rate senior loan interests in the Fund’s portfolio generally have variable rates which adjust to a base, such as the London Interbank Offered Rate (“LIBOR”), on set dates, typically every 30 days, but not greater than one year, and/or have interest rates that float at margin above a widely recognized base lending rate such as the Prime Rate of a designated U.S. bank.
(d)	Security valued using significant unobservable inputs (Level 3). See Note 1.
(e)	This variable rate interest will settle after November 30, 2020, at which time the interest rate will be determined.
(f)	The borrower has filed for protection in federal bankruptcy court.
(g)	All or a portion of this security is Pay-in-Kind. Pay-in-Kind securities pay interest income in the form of securities.
(h)	Defaulted security. Currently, the issuer is in default with respect to principal and/or interest payments. The aggregate value of these securities at November 30, 2020 was $4,745,518, which represented 2.53% of the Fund’s Net Assets.
(i)	All or a portion of this holding is subject to unfunded loan commitments. Interest rate will be determined at the time of funding.
(j)	Restricted security. The value of this security at period end represented less than 1% of the Fund’s Net Assets.
(k)	Security purchased or received in a transaction exempt from registration under the 1933 Act. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at November 30, 2020 was $11,871,846, which represented 6.33% of the Fund’s Net Assets.
(l)	Securities acquired through the restructuring of senior loans.
(m)	Non-income producing security.
(n)	The Fund holds securities which have been issued by the same entity and that trade on separate exchanges.
(o)	Foreign denominated security. Principal amount is denominated in the currency indicated.
(p)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended November 30, 2020.

	Value August 31, 2020	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value November 30, 2020	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$8,527,862	$12,976,010	$(10,974,302)	$-	$-	$10,529,570	$314
Invesco Treasury Portfolio, Institutional Class	5,685,242	8,650,673	(7,316,201)	-	-	7,019,714	167
Total	$14,213,104	$21,626,683	$(18,290,503)	$-	$-	$17,549,284	$481

(q)	The rate shown is the 7-day SEC standardized yield as of November 30, 2020.

Open Forward Foreign Currency Contracts
Settlement Date	Counterparty	Contract to				Unrealized Appreciation (Depreciation)
		Deliver		Receive
Currency Risk
12/15/2020	Barclays Capital	USD	185,717	GBP	140,219	$1,249
See accompanying notes which are an integral part of this schedule.
Invesco Master Loan Fund

Open Forward Foreign Currency Contracts—(continued)
Settlement Date	Counterparty	Contract to				Unrealized Appreciation (Depreciation)
		Deliver		Receive
12/15/2020	Canadian Imperial Bank of Commerce	USD	193,256	GBP	145,891	$1,273
01/15/2021	Canadian Imperial Bank of Commerce	EUR	236,971	USD	284,493	1,428
12/15/2020	Citibank N.A.	USD	522,595	EUR	442,064	4,926
12/15/2020	Morgan Stanley & Co.	USD	533,552	EUR	451,289	4,976
12/15/2020	Morgan Stanley & Co.	USD	193,275	GBP	145,894	1,257
12/15/2020	Royal Bank of Canada	USD	56,448	EUR	48,229	1,105
12/15/2020	State Street Bank & Trust Co.	USD	526,251	EUR	444,974	4,742
12/15/2020	UBS AG	USD	43,403	EUR	37,030	786
Subtotal—Appreciation						21,742
Currency Risk
01/15/2021	Barclays Capital	GBP	143,916	USD	190,676	(1,315)
12/15/2020	Canadian Imperial Bank of Commerce	GBP	94,560	USD	123,690	(2,395)
01/15/2021	Canadian Imperial Bank of Commerce	GBP	144,044	USD	190,871	(1,290)
12/15/2020	Citibank N.A.	GBP	93,890	USD	122,810	(2,381)
01/15/2021	Citibank N.A.	EUR	436,962	USD	517,018	(4,940)
12/15/2020	Morgan Stanley & Co.	EUR	1,344,000	USD	1,583,085	(20,728)
01/15/2021	Morgan Stanley & Co.	EUR	495,463	USD	586,555	(5,283)
01/15/2021	Morgan Stanley & Co.	GBP	144,044	USD	190,888	(1,273)
12/15/2020	NatWest Markets PLC	EUR	58,264	USD	68,986	(542)
12/15/2020	Royal Bank of Canada	GBP	149,663	USD	194,894	(4,665)
01/15/2021	Royal Bank of Canada	EUR	4,266	USD	5,047	(49)
01/15/2021	Royal Bank of Canada	GBP	100,000	USD	132,853	(552)
12/15/2020	State Street Bank & Trust Co.	EUR	21,322	USD	25,175	(269)
12/15/2020	State Street Bank & Trust Co.	GBP	93,891	USD	122,807	(2,386)
01/15/2021	State Street Bank & Trust Co.	EUR	430,441	USD	509,619	(4,549)
01/15/2021	UBS AG	EUR	72,104	USD	84,859	(1,270)
01/15/2021	UBS AG	GBP	209,384	USD	277,574	(1,754)
Subtotal—Depreciation						(55,641)
Total Forward Foreign Currency Contracts						$(33,899)

Abbreviations:
EUR	– Euro
GBP	– British Pound Sterling
USD	– U.S. Dollar
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco Master Loan Fund

Notes to Quarterly Schedule of Portfolio Holdings
November 30, 2020
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of November 30, 2020. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
During the period ended November 30, 2020, there were transfers from Level 3 to Level 2 of $4,595,300, due to third-party vendor quotations utilizing more than one market quote and from Level 1 to Level 3 of $19,866, due to lack of availability of market data for this security. Also, there were transfers from Level 2 to Level 3 of fixed income securities of $96,234, due to third party vendor quotations utilizing single market quotes, and of equity securities of $101,664, due to lack of availability of market data for this security.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Variable Rate Senior Loan Interests	$—	$141,945,953	$16,135,728	$158,081,681
U.S. Dollar Denominated Bonds & Notes	—	10,282,272	—	10,282,272
Common Stocks & Other Equity Interests	1,076,069	2,680,498	2,468,184	6,224,751
Non-U.S. Dollar Denominated Bonds & Notes	—	1,589,574	—	1,589,574
Preferred Stocks	—	1,466,970	—	1,466,970
Money Market Funds	17,549,284	—	—	17,549,284
Total Investments in Securities	18,625,353	157,965,267	18,603,912	195,194,532
Other Investments - Assets*
Forward Foreign Currency Contracts	—	21,742	—	21,742
Other Investments - Liabilities*
Forward Foreign Currency Contracts	—	(55,641)	—	(55,641)
Total Other Investments	—	(33,899)	—	(33,899)
Total Investments	$18,625,353	$157,931,368	$18,603,912	$195,160,633

*	Unrealized appreciation (depreciation).
A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.
The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) during the period ended November 30, 2020:
	Value August 31, 2020	Purchases at Cost	Proceeds from Sales	Accrued Discounts/ Premiums	Realized Gain	Change in Unrealized Appeciation (Depreciation)	Transfers into Level 3	Transfers out of Level 3	Value November 30, 2020
Variable Rate Senior Loan Interests	$18,012,519	$5,163,755	$(2,566,642)	$24,558	$107,816	$(107,212)	$96,234	$(4,595,300)	$16,135,728
Common Stocks & Other Equity Interests	2,116,885	-	(3,163)	-	(6,313,137)	6,546,069	121,530	-	2,468,184
Investments Matured	302,658	299,438	(598,877)	-	-	(3,219)	-	-	-
Total	$20,432,062	$5,463,193	$(3,168,682)	$24,558	$(6,205,321)	$6,435,638	$217,764	$(4,595,300)	$18,603,912
Securities determined to be Level 3 at the end of the reporting period were valued primarily by utilizing quotes from a third-party vendor pricing service. A significant change in third-party pricing information could result in a significantly lower or higher value in Level 3 investments.
Invesco Master Loan Fund

The following table summarizes the valuation techniques and significant unobservable inputs used in determining fair value measurements for those investments classified as level 3 at period end:
	Fair Value at 11/30/20	Valuation Technique	Unobservable Inputs	Range of Unobservable Inputs	Unobservable Input Used
Western Express, Inc., Second Lien Term Loan	$8,003,732	Discounted Cash Flow Model	Illiquidty Premium Implied Rating	N/A N/A	3.69% B+	(a)
Crossmark Holdings, Inc.	2,300,673	Enterprise Value	Multiple Last 12 Months Earnings Before Interest, Taxes, Depreciation, and Amortization	N/A N/A	5.6x $34.6 million	(b)
(a)	The Fund fair values certain corporate loans using a discounted cash flow model which incorporates the company’s earnings before interest, taxes, depreciation, and amortization and leverage to determine an implied rating. The yield to maturity on other issues with similar leverage and rating is used as a basis for the discount rate, with an additional illiquidity premium applied. The illiquidity premium was determined based on the implied discount rate at origination. The Adviser periodically reviews the financial statements and monitors such investments for additional market information or the occurrence of a significant event which would warrant a re-evaluation of the security’s fair valuation. Such security’s fair valuation could increase (decrease) significantly based on a decrease (increase) in the illiquidity premium. Such security’s fair valuation could also increase (decrease) based on an increase (decrease) in the implied rating or a decrease (increase) in the yield to maturity on other issues.
(b) The Fund fair values certain common equity securities using an enterprise value approach, which utilizes a multiple of the company’s last 12 months earnings before interest, taxes, depreciation, and amortization, which is then adjusted for outstanding debt and cash on hand. The Adviser periodically reviews the financial statements and monitors such investments for additional market information or the occurrence of a significant event which would warrant a re-evaluation of the security’s fair valuation.
NOTE 2—Coronavirus (COVID-19) Pandemic
During the first quarter of 2020, the World Health Organization declared COVID-19 to be a public health emergency. COVID-19 has led to increased short-term market volatility and may have adverse long-term effects on U.S. and world economies and markets in general. COVID-19 may adversely impact the Fund’s ability to achieve its investment objective, as stated in the most recent shareholder report. Because of the uncertainties on valuation, the global economy and business operations, values reflected in the Schedule of Investments may materially differ from the value received upon actual sales of those investments.
The extent of the impact on the performance of the Fund and its investments will depend on future developments, including the duration and spread of the COVID-19 outbreak, related restrictions and advisories, and the effects on the financial markets and economy overall, all of which are highly uncertain and cannot be predicted.
Invesco Master Loan Fund